Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of Parent Company Balance Sheets [Abstract]
Schedule of Parent Company Balance Sheets
	June 30, 2023	December 31, 2022

ASSETS
Current assets
Cash	$30,369	$-
Intercompany receivable	4,009,000	9,000
Total current assets	4,039,369	9,000

Non-current assets
Long term debt investment	6,171,616	-
Long term loan to a third-party	2,021,452	-
Loss from investment in subsidiaries	(5,542,585)	(5,634,277)
Total non-current assets	2,650,483	(5,634,277)

Total assets	$6,689,852	$(5,625,277)

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)

LIABILITIES
Intercompany payable	$1,059,521	$-
Total liabilities	1,059,521	-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 12,390,000 shares and 9,000,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 6,450,000 shares and 3,060,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	6,450	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022	5,940	5,940
Additional paid-in capital	10,967,458	-
Accumulated deficit	(5,349,517)	$(5,634,277)
Accumulated other comprehensive income	-	-
Total shareholders’ equity (deficit)	6,689,852	$(5,625,277)

Total liabilities and shareholders’ equity (deficit)	$6,689,852	$(5,625,277)

Schedule of Parent Company Statements of Operations and Comprehensive Income (Loss)
	For the Six Months Ended June 30,
	2023	2022

OTHER INCOME
Interest income	$21,452	$-
Income from long term debt investment	171,616	-

EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	91,692	220,793

NET INCOME	284,760	220,793
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	-	-
COMPREHENSIVE INCOME	$284,760	220,793

Schedule of Parent Company Statements of Cash Flows
	For the Six Months Ended June 30,
	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$284,760	220,793
Adjustments to reconcile net cash flows from operating activities:
Interest income from long term debt investment	(171,616)	-
Interest income from loan to a third party	(21,452)	-
Equity in earnings of subsidiaries and VIEs	(91,692)	(220,793)
Net cash used in operating activities	-	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment made for long term debt investment	(6,000,000)	-
Advances of loan to a third party	(2,000,000)	-
Cash lent to U.S. subsidiary	(4,000,000)	-
Cash used in investing activities	(12,000,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Gross proceeds from initial public offerings	13,560,000	-
Direct costs disbursed from initial public offerings proceeds	(1,529,631)	-
Net cash provided by financing activities	12,030,369	-

CHANGES IN CASH AND CASH EQUIVALENTS	30,369	-

CASH AND CASH EQUIVALENTS, beginning of period	-	-

CASH AND CASH EQUIVALENTS, end of period	$30,369	$-